FINANCIAL RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Customer	Dec. 31, 2021 CAD ($) Customer	Dec. 31, 2020 CAD ($) Customer	Dec. 31, 2019 CAD ($)
Disclosure of major customers [line items]
Cash	$ 1,013,867	$ 744,541	$ 1,145,461	$ 2,376,826
Current liabilities	$ 12,660,207	$ 5,341,267
Number of significant customers | Customer	4	2	3
Four customers [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	97.00%
Two customers [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue		99.00%
Customer one [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue			79.00%
Customer two [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue			16.00%
Customer three [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue			5.00%